Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities	The following table presents information about the Company’s liabilities that are measured at fair value at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description:	Level	September 30, 2024	December 31, 2023
Derivative Liabilities:
Forward purchase agreement	3	$3,402,100	$—
Warrants – Series A and B	3	$6,645,365	$—
Warrants – Series C and D	3	$9,219,250	$—
The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description:	Level	December 31, 2023	December 31, 2022
Assets:
Cash and investments held in Trust Account	1	$42,994,274	$127,782,882
Derivative asset	3	$28,245,500	$—
Derivative liabilities	3	$46,728,596	$—

Schedule of Fair Value Measurement of the FPA and the NRA liability	The fair value measurement of the FPA at February 2, 2024 and September 30, 2024, was calculated using the following range of weighted average assumptions:
	September 30, 2024	February 2, 2024
Risk-free interest rate	3.63%	4.14%
Stock price	$0.37	$4.53
Expected life	2.1 years	2.8 years
Expected volatility of underlying stock	107.5%	70.0%
Dividends	0%	0%
The Company used a Monte Carlo analysis to determine the fair value of the FPA and NRA. The fair value measurement of the FPA and the NRA liability at December 31, 2023, was calculated using the following range of weighted average assumptions:
December 31, 2023
Risk-free interest rate (FPA)	3.85%
Expected life of over-allotment option (FPA)	5.4 years
Expected volatility of underlying stock (FPA)	75%
Dividends (FPA)	0%
Probability of merger closing (FPA and NRA)	80%

Schedule of Fair Value Assumptions of Warrants	The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance on March 15, 2024, which included the following assumptions:
	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$1.74	$1.74
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.75	$0.0001
The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at September 30, 2024, which included the following assumptions:
	Series A Warrants	Series B Warrants
Expected term (in years)	5.2 years	5.2 years
Stock price	$0.37	$0.37
Risk free rate	3.6%	3.6%
Expected volatility	105%	105%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001
The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance (August 30, 2024), which included the following assumptions:
	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$0.32	$0.32
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001
The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at September 30, 2024, which included the following assumptions:
	Series C Warrants	Series D Warrants
Expected term (in years)	5.5 years	5.5 years
Stock price	$0.37	$0.37
Risk free rate	3.6%	3.6%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001

Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3)	The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2024.
Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, February 2, 2024	20,889,950
Change in fair value	(249,350)
Balance, March 31, 2024	20,640,600
Change in fair value	(15,824,800)
Balance, June 30, 2024	4,815,800
Change in fair value	(1,413,700)
Balance, September 30, 2024	3,402,100
Warrants – Series A and B	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, March 15, 2024	12,739,000
Change in fair value	8,431,850
Balance, March 31, 2024	21,170,850
Change in fair value	(9,141,900)
Balance, June 30, 2024	12,028,950
Change in fair value	(5,383,585)
Balance, September 30, 2024	6,645,365
Warrants — Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, August 30, 2024	9,654,800
Change in fair value	(435,550)
Balance, September 30, 2024	9,219,250